Share-Based Compensation - Exchange of equity awards (Details) £ / shares in Units, $ / shares in Units, $ in Thousands, £ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 GBP (£) £ / shares shares	Dec. 31, 2019 USD ($) individual shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional compensation cost recorded as result of modification | $			$ 0
A Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase shares		753,783
Warrants, exercise price | (per share)	$ 0.20	£ 0.15
Number of individuals who hold warrants | individual			8
Number of options issued in exchange of warrants			753,783
Hurdle amount	$ 300,600	£ 220.0
Exercise price per share | (per share)	$ 0.36	£ 0.26
Chief Executive Officer | A Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options issued in exchange of warrants			262,883
Hurdle amount	$ 300,600	£ 220.0
Exercise price per share | (per share)	$ 0.36	£ 0.26
Chief Executive Officer | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase shares		262,883
Warrants, exercise price | (per share)	$ 7.51	£ 5.55